Convertible Preferred shares, shareholders' Deficit and Equity incentive Plan (Tables)	12 Months Ended
Dec. 31, 2022
Convertible Preferred Shares, Shareholders’ Deficit And Equity Incentive Plan [Abstract]
Schedule of share option activity of equity incentive plan

	Options Outstanding
	Outstanding Share Options	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
	(in thousands, except share, life and per share data)
Balance as of December 31, 2021	10,132,154	$2.26	7.13	$619,339.90
Granted	-
Exercised	(976,601)	$1.19		$18,991
Forfeited	(101,260)	$2.34
Balance as of December 31, 2022	9,054,293	$2.38	6.20	$165,347
Exercisable as of December 31, 2022	7,899,747	$2.30	6.01	$144,877

Schedule of black-Scholes assumptions used to value employee options
Year Ended December 31,
2020
Expected term (years)	6.11
Expected volatility	70.0%
Risk-free interest rate	0.37% - 1.45%
Expected dividend yield	0.0

Schedule of restricted stock unit activity
	Amount of RSU’s	Weighted average grant date fair value
Unvested as of December 31, 2021	443,018	$63.49
Granted	1,449,829	36.33
Vested	(337,456)	64.91
Forfeited	(206,709)	50.80

Unvested as of December 31, 2022	1,348,682	$36.18

Schedule of share-based compensation expense
	Year Ended December 31,
	2020	2021	2022
	(in thousands)
Cost of revenue	$10	$85	$262
Research and development	507	4,192	21,970
Sales and marketing	442	1,287	3,877
General and administrative	2,997	6,437	12,800
Total share-based compensation expense	$3,956	$12,001	$38,909

Schedule of ordinary shares reserved for future issuance
	December 31,
	2021	2022
Conversion of convertible preferred shares	-	-
Outstanding share options	10,132,154	9,054,293
Unvested RSU’s	443,018	1,348,682
Remaining shares available for future issuance under the 2021 Plan	2,749,064	19,705,622
Total shares of ordinary shares reserved	13,324,236	30,108,597